Net investment in sublease (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2020 CAD ($)	Sep. 30, 2020 CAD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease modification loss of net investment in sublease	$ 32,486	$ 32,486
Future minimum lease payments receivable	126,213	126,213
Interest income	6,723	6,723
Present value of minimum lease payments receivable	119,490	119,490
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments receivable	126,213	126,213
Interest income	6,723	6,723
Present value of minimum lease payments receivable	$ 119,490	$ 119,490